FINANCIAL INSTRUMENTS (Details 4) - Currency Of U S D [Member] - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 112,480	R$ (76,894)
Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(109,574)	10,914
Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	170,994	(234,759)
Cash And Cash Equivalents Overseas [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 895,337	R$ 1,951,025
Risk	Dollar	Dollar
Cash And Cash Equivalents Overseas [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (270,213)	R$ (139,931)
Cash And Cash Equivalents Overseas [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	263,229	19,862
Cash And Cash Equivalents Overseas [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(410,781)	(427,219)
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 212,372	R$ 58,296
Risk	Dollar	Dollar
Trade receivables [member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (64,094)	R$ (4,181)
Trade receivables [member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	62,437	593
Trade receivables [member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(97,436)	(12,765)
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 388,705	R$ 270,038
Risk	Dollar	Dollar
Financial Investments [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (117,311)	R$ (19,368)
Financial Investments [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	114,279	2,749
Financial Investments [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(178,338)	(59,131)
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (6,002,208)	R$ (5,983,492)
Risk	Dollar	Dollar
Borrowings And Financing [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 1,811,466	R$ 429,145
Borrowings And Financing [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(1,764,649)	(60,913)
Borrowings And Financing [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	2,753,813	1,310,215
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (248,790)	R$ (284,843)
Risk	Dollar	Dollar
Trade Payables [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 75,085	R$ 20,429
Trade Payables [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(73,144)	(2,900)
Trade Payables [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	114,145	62,373
Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ (14,528)	R$ (37,185)
Risk	Dollar	Dollar
Other Instruments [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ 4,385	R$ 2,667
Other Instruments [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	(4,271)	(379)
Other Instruments [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	6,665	8,142
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 4,396,413	R$ 5,098,257
Risk	Dollar	Dollar
Derivative Financial Instruments [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (1,326,838)	R$ (365,655)
Derivative Financial Instruments [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	1,292,545	51,902
Derivative Financial Instruments [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Impact on profit or loss	R$ (2,017,074)	R$ (1,116,374)